Document and Entity Information	Oct. 30, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001776661
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	Advantage Solutions Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38990
Entity Tax Identification Number	83-4629508
Entity Address, Address Line One	7676 Forsyth Boulevard
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	(314)
Local Phone Number	655-9333
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	ADV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false